COMMON STOCK - Common Stock Issuances (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Common Stock
Common stock issued, net of forfeitures	805,562	546,235	390,720
Repurchase of common stock (in shares)	1,246,616	0	756,397
Stock Purchase Plan
Common Stock
Common stock issued	44,000	33,000
Average Share Price
Common stock issued (dollars per share)	$ 73.45	$ 75.18
Stock Gift Program
Common Stock
Common stock issued	2,000	2,000
Average Share Price
Common stock issued (dollars per share)	$ 78.23	$ 78.37
Stock Retainer Plan
Common Stock
Common stock issued	4,000	5,000
Average Share Price
Common stock issued (dollars per share)	$ 79.98	$ 72.66
Bonus Plan
Common Stock
Common stock issued	755,000	487,000
Average Share Price
Common stock issued (dollars per share)	$ 82.73	$ 59.56
Executive Stock Grants Plan
Common Stock
Common stock issued	62,000	77,000
Average Share Price
Common stock issued (dollars per share)	$ 82.87	$ 60.24
Deferred Compensation Plans
Common Stock
Common stock issued	113,000	117,000
Average Share Price
Common stock issued (dollars per share)	$ 81.86	$ 64.14
Stock grant programs
Common Stock
Common stock issued, net of forfeitures	806,000	547,000
Forfeitures	(17,000)	(24,000)
Average Share Price
Common stock issued (dollars per share)	$ 82.71	$ 59.84